Consolidated Statements of Operations (USD $)	6 Months Ended	12 Months Ended		39 Months Ended
	Jun. 30, 2012	Jun. 30, 2013	Dec. 31, 2011	Jun. 30, 2013
Operating expenses
Consulting fees	$ (56,000)	$ 647,925	$ 160,500	$ 900,504
Compensation and benefits	150,813	4,485,064	0	4,635,877
Research and development	0	3,494	0	3,494
Insurance	7,684	101,276	9,910	118,870
Meals and entertainment	2,302	17,670	9,810	29,782
Professional fees	28,657	620,162	96,954	802,943
Rent	25,451	73,256	29,745	131,952
Travel	63,224	90,048	63,979	239,133
Amortization	0	295	0	295
General and administrative	5,770	67,691	22,078	103,286
Total operating expenses	227,901	6,106,881	392,976	6,966,136
Loss from operations	(227,901)	(6,106,881)	(392,976)	(6,966,136)
Other income (expense)
Interest income	24,436	106,044	7,111	137,591
Interest expense	(194,744)	(568,859)	(204,350)	(1,030,164)
Derivative expense	0	(157,761)	0	(157,761)
Total other income (expense)	(170,308)	(620,576)	(197,239)	(1,050,334)
Net loss	$ (398,209)	$ (6,727,457)	$ (590,215)	$ (8,016,470)
Net loss per common share - basic	$ (0.01)	$ (0.18)	$ (0.02)
Net loss per common share - diluted	$ (0.01)	$ (0.18)	$ (0.02)
Weighted average number of common shares outstanding - basic	35,284,000	37,227,407	35,284,000
Weighted average number of common shares outstanding - diluted	35,284,000	37,227,407	35,284,000